SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Product) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues generated from each product
Total	$ 617,404	$ 802,072
Solar wafers [Member]
Revenues generated from each product
Total	89,278	88,251
Service revenue from tolling arrangement [Member]
Revenues generated from each product
Total	4,899	3,963
Solar modules [Member]
Revenues generated from each product
Total	489,167	$ 686,740
Solar power project [Member]
Revenues generated from each product
Total	12,367
Power [Member]
Revenues generated from each product
Total	3,086	$ 5,848
Solar cells [Member]
Revenues generated from each product
Total	7,293	2,310
Other materials [Member]
Revenues generated from each product
Total	$ 11,314	$ 14,960